June 30, 2006



Volumetric Fund, Inc.                                       2
A No-Load Mutual Fund




- ----------------------
Second Quarter
Report 2006








                      (Logo)
               Volumetric Fund, Inc.



















To our shareholders:

    Due to rising interest rates orchestrated by the Federal Reserve, the stock market has suffered its steepest five week decline since 2002 between May 9 and June 13. Thanks to some improvement during late June, the losses became less severe by the end of the quarter. Still, the major indexes ended up with negative returns for the second quarter. Volumetric Fund's net asset value declined 4.1% to $18.19 during that period. However, despite the market decline, we are still up 1.3% for the year and up 6.8% in the past 12 month. Without our 'Volume & Range' system, introduced on September 1, 2000, our return would have been negative during the first half. The greatest advantage of the'Volume & Range' system is superior risk control. Also there is no emotion in the investment process. Overall, since the introduction of the system, Volumetric has significantly outperformed the market indices, as indicated below.


                 Percentage change since
                       12/31/05   6/30/05    9/01/00
    Volumetric Fund    + 1.3%     + 6.8%    + 33.0%
    S&P 500 Index      + 1.8      + 6.3     - 16.5
    Dow Jones Ind.     + 4.1      + 8.2     -  0.8
    NYSE Comp.         + 5.4      +12.8     + 14.2
    NASDAQ             - 1.5      + 5.6     - 48.7


    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, reached $178,524, as of June 30th. Since our inception 27 years ago Volumetric Fund has achieved an average annual return of 11.5%.

PORTFOLIO REVIEW

    Following our 'Volume & Range' system's guidelines, we have increased our money market investments (cash position) to 23%, up from 4% since March 31. Currently we have 68 stocks in the Fund's portfolio. Our average stock is up 14.3%. We purchased 26 stocks and sold 42 in the second quarter, as shown in the next column.

    The following table shows our five best performing stocks, as of June 30, 2006.

			                                 Purchase
			                % Gain             Date
    1. Office Depot                     120.8             1/18/05
    2. Wabtec                           101.8              3/2/05
    3. Anixter                           94.9              9/9/03
    4. Jacobs Engineering                86.3             11/8/04
    5. Archer-Daniels-Midland            85.0             8/29/05



	Purchases: Abbott Laboratories, Andrew, Inc., Applied Materials, Belo Corp., Clear Channel Communications, Cintas, Darden Restaurants,
Donnelley RR & Sons, Dycom, Foot Locker, Fred's,  Hospitality Property
Trust, Leggett & Platt, Lexmark, Lone Star Technology, Microsoft, Nicor, Northrop Grumman, Nasdaq 100 Trust Series 1, RPM International, RR
Donnelley, Safeway, Tech Data, Tiffany, Tribune, Walgreen and Xerox.

    Sales: AG Edwards, Agilysys, Allergan, Avnet, Beazer Homes, Beckman Coulter, Choicepoint Systems, Crane, Dow Chemical, Diamonds Trust Series 1, Electronic Arts, EMC, Ethan Allen, Family Dollar Stores, Federated Investors, Florida Rock, Furniture Brands, Gartner, Genuine Parts, Hasbro, Home Depot, Inco, Ingersoll Rand, ITT Industries, Jefferson Pilot, L-3
Communications, Louisiana Pacific,   LSI Logic, Lubrizol, Modine
Manufacturing, Pall, Perkin Elmer, Potash, Russell, Ryans Restaurant, Stewart Stevenson, Tektronix, Tommy Hilfiger, United Technology, Verizon, Wachovia Bancorp and Zale.

    Among the stocks sold, some of the best gainers were 3 takeover stocks:
Tommy Hilfiger with a 50% gain, Stewart Stevenson with a 45% gain and Russell which was taken over by Berkshire Hathaway with a 35 % gain. Some of the other top gainers were: Inco with 61%, Crane with 47%, ITT Industries with 46%, LSI Logic with 44%, Allergan with 41% and Genuine Parts with 40% gains, respectively.

ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 14, 2006. All 9 nominated directors were elected for their respective terms and the accounting firm of BKD, LLP, was approved as the independent auditor of the Fund. We are pleased to welcome our newest director, Raymond T. Mundy.



 OUTLOOK

    The outlook for the rest of the year depends on the behavior of the Federal Reserve regarding interest rates. The latest indications are that the Fed may be near the end of the higher interest rate cycle. If this be the case, the market could be in position to rebound nicely in the second half. Otherwise, an additional correction is likely.

	We are looking forward to reducing our current, relatively high cash position of 23%, as soon as a clear upside move is under way. Alternately, we are also ready to increase our cash to even higher levels, if market conditions do not show any improvement.

    If you wish to increase your investment in Volumetric, please use the 'Additional Investment' form on the bottom of your statement. Thanks for your continued trust and confidence.

     Sincerely,

/s/ Gabriel J. Gibs		                  /s/ Irene J. Zawitkowski


Gabriel J. Gibs		                             Irene J. Zawitkowski
Chairman and CEO	                             President




                        FINANCIAL HIGHLIGHTS
          (For a share outstanding throughout the period.)
                   (Six months ended June 30, 2006)
                            (Unaudited)

Per share data
Net asset value, December 31, 2005                         $ 19.30
Income from investment operations:
   Investment income - Net                                  (0.04)
   Net realized and unrealized gain on
       Investments	                                     0.27
                                                           ------
Total from investment operations                             0.23
                                                           ------
Less distributions from realized gains                      (1.34)
                                                           ------
Net asset value, June 30, 2006	                          $ 18.19
                                                           ------
Total return                                                 1.28%
                                                           =======


Ratios and supplemental data:
Net assets, end of period (in thousands)                  $ 24,208
Ratio of expenses to average net assets	                    1.93%*
Ratio of net inv. inc. to average net assets              (0.38)%*
Portfolio turnover rate				              75 %
	*Annualized




                          VOLUMETRIC FUND, INC.
                         STATEMENT OF OPERATIONS
                    For Six Months Ended, June 30, 2006
                              (Unaudited)

INVESTMENT INCOME
 Dividends                                              $ 150,251
  Interest                                                 43,064
                                                         --------
         TOTAL INVESTMENT INCOME                          193,315
                                                         --------
EXPENSES
    Management Fee                                        239,991
INVESTMENT INCOME ' NET                                   (46,676)
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                   1,413,996
     Unrealized appreciation of investments
         Beginning of year              $3,296,764
         End of period                   2,259,289
                                        ----------
     Decrease in unrealized appreciation               (1,037,475)
                                                       ----------
NET GAIN ON INVESTMENTS                                   376,521
                                                         --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            $ 329,845
                                                        =========



                   VOLUMETRIC FUND, INC.
           STATEMENT OF CHANGES IN NET ASSETS
           For Six Months Ended, June 30, 2006
                     (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                              $ (46,676)
   Net realized gain on investments                     1,413,996
   Decrease in unrealized appreciation                 (1,037,475)
                                                      ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                               329,845
                                                      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From 2005 realized capital gains                    (1,680,230)
                                                      ------------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                       386,461
   Shares reinvested                                    1,668,638
   Shares redeemed                                       (690,698)
                                                      ------------
NET INCREASE FROM CAPITAL SHARE
TRANSACTIONS                                            1,364,402
                                                      -----------
NET INCREASE IN NET ASSETS                                 14,017
NET ASSETS
Beginning of year                                      24,194,243
                                                      -----------
End of period                                         $24,208,260
                                                      ===========





                 VOLUMETRIC FUND, INC.
                STATEMENT OF NET ASSETS
                    June 30, 2006
                     (Unaudited)

COMMON STOCKS: 77.0%
                       		           MARKET
SHARES	COMPANY	                           VALUE
	Aerospace/Defense: 3.5%
 4,000	Lockheed Martin	                 $286,960
 3,900	Northrop Grumman	          249,834
 4,300  Rockwell Automation	          309,643
                                        ---------
		                          846,437
                                        ---------

	Air Transport: 1.1%
16,500	Southwest Airlines	          270,105
                                         --------

	Appliances: 1.2%
 3,400	Whirlpool	                  281,010
                                         --------

	Auto/Auto Parts: 1.8%
12,000	Autonation*	                  257,280
10,300	Superior Industries	          184,729
                                         --------
		                          442,009
                                         --------

	Banking: 3.1%
 9,100	AmSouth	                          240,635
 5,400	Marshall & Ilsley	          246,996
 3,500	Zions Bancorp	                  272,790
                                         --------
		                          760,421
                                         --------

	Business/Consumer Services: 5.2%
 6,000	Cintas                            238,560
18,500	Corinthian Colleges*	          265,660
 6,100	Diebold	                          247,782
 7,000	Equifax	                          240,380
 3,000	Omnicom	                          267,270
                                        ---------
		                        1,259,652
                                        ---------

	Chemicals: 2.3%
 3,700	Avery Dennison           	  214,822
 4,000	PPG Industries	                  264,000
 3,700	RPM International	           66,600
                                        --------
		                          545,422
                                        ---------
                                         --------
	Communications: 3.7%
25,000	Andrew Corp.*	                  221,500
 8,000	Clear Channel Communications      247,600
 4,000	Dycom*	                           85,160
25,000	Tellabs*                 	  332,750
                                         --------
		                          887,010
                                         --------
	Computers, Software: 4.0%
 5,000	Computer Science*	          242,800
11,000	Microsoft	                  256,300
12,000	Synopsis*               	  225,240
 6,500	Tech Data*	                  249,015
                                        ---------
	                                  973,355
                                        ---------
	Consumer Products: 2.2%
5,500	Alberto Culver	                  267,960
7,200	Church & Dwight	                  262,224
                                        ---------
		                          530,184
                                        ---------
	Drugs: 2.0%
 5,800	Abbott Laboratories 	          252,938
 9,000	Bristol-Myers	                  232,740
                                        ---------
		                          485,678
                                        ---------
	Electrical/Electronics: 5.2%
 7,800	Anixter*	                  370,188
14,000	Applied Materials	          227,920
15,000	National Semiconductor	          357,750
 8,300	Thermo Electron*	          300,792
                                        ---------
		                        1,256,650
                                        ---------
	Engineering, Construction: 1.7%
 5,200	Jacobs Engineering*	          414,128
                                        ---------

	Entertainment: 1.2%
 9,500	Disney (Walt)	                  285,000
                                        ---------
	Financial Services: 2.0%
 4,300	American Express	          228,846
 5,800	First Data	                  261,232
                                        ---------
		                          490,078
                                        ---------
	Foods/Beverage: 4.2%
11,000	Archer-Daniels-Midland      	  454,080
 5,000	General Mills	                  258,300
14,800	Sensient Technology       	  309,468
                                        ---------
		                        1,021,848
                                        ---------




		                          MARKET
SHARES	COMPANY	                           VALUE
	Forest Products: 2.1%
 7,600	International Paper	        $245,480
12,300	Packaging Corp. of America	 270,846
                                        --------
		                         516,326
                                        --------

	Furniture: 2.1%
 9,800	Leggett & Platt             	 244,804
16,200	Steelcase	                 266,490
                                        --------
		                         511,294
                                        --------
	Indices: 2.0%
12,500	Nasdaq 100 Trust           	 484,685
                                        --------

	Insurance: 1.5%
 6,631	Lincoln National         	 374,254
                                        --------

	 Machinery: 3.1%
 7,000 	Snap-on Tools	                 282,940
12,800 	Wabtec	                         478,720
                                        --------
		                         761,660
                                        --------
	Misc./Diversified: 2.7%
 6,500	Dover Corp.	                 321,295
 7,000	Oakley	                         328,575
                                        --------
		                         649,870
                                        --------
	Office Equipment: 2.0%
 4,300	Lexmark	                         240,069
17,500	Xerox	                         243,425
                                        --------
		                         483,494
                                        --------
	Oil/Energy: 2.2%
 5,100	Lone Star Technology	         275,502
 7,000	National Fuel Gas	         245,980
                                        --------
		                         521,482
                                        --------
	Publishing: 3.2%
14,500	Belo	                         226,200
 8,000	Donnelley, RR           	 255,600
 8,800	Tribune	                         285,384
                                        --------
		                         767,184
                                        --------

	Real Estate: 1.1%
 6,000	Hospitality Property Trust	 263,520
                                        --------

	Restaurants: 1.3%
 2,200	Darden Restaurants	          86,680
17,000	Fred's, Inc.	                 226,950
                                        --------
		                         313,630
                                        --------
	Retail: 6.3%
10,000	Foot Locker	                 244,900
14,100	Office Depot*	                 535,800
10,000	Safeway	                         260,000
 7,100	Tiffany	                         234,442
 5,800	Walgreen	                 260,072
                                        --------
		                       1,535,214
                                      ----------

	Transportation: 1.1%
 3,200	United Parcel Services	         263,456
                                        --------

	Utilities: 1.8%
 6,500	Nicor	                         269,750
 8,000	Nisource	                 174,720
                                        --------
		                         444,470
                                        --------

TOTAL COMMON STOCKS:
  (COST $16,380,237)                  18,639,526
                                      ----------
CASH EQUIVALENTS & RECEIVABLES: 3.8%
   Cash	                                  95,416
   JP Morgan Prime Money Market Fund   5,939,458
   Dividends and interest receivable      42,186
                                        --------
TOTAL CASH EQUIVALENTS/ RECEIVABLES    6,077,060
                                      ----------
TOTAL ASSETS		              24,716,586
Less Liabilities: Payable to broker     (508,326)
                                      ----------
NET ASSETS: 100.0%		     $24,208,260
                                    ============
VOLUMETRIC SHARES OUTSTANDING	       1,330,567
                                      ----------
NET ASSET VALUE PER SHARE	          $18.19
                                     ===========
*  Non-income producing security






Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
-----------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Houston, Texas

Board of Director
-----------------

William P. Behrens
Louis Bollag
Gabriel J. Gibs, Chairman
Joseph Heaupl
Raymond T. Mundy
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer